CONSOLIDATED STATEMENTS OF LOSSES - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 658,638	$ 110,210	$ 848,070	$ 214,350	$ 494,375	$ 282,145
Cost of goods sold	55,282	16,710	66,260	31,134	90,367	51,954
Gross margin	603,356	93,500	781,810	183,216	404,008	230,191
Selling, general and administrative expenses	669,152	1,883,946	1,196,717	2,113,945	3,038,068	870,612
Total operating expenses	669,152	1,883,946	1,196,717	2,113,945	3,038,068	870,612
Loss from operations	(65,796)	(1,790,446)	(414,907)	(1,930,729)	(2,634,060)	(640,421)
Loss on settlement of debt	0	0	0	0	0	40,869
Interest expense	175,756	74,682	285,215	79,122	442,031	20,873
Total other ( income) expenses	175,756	74,682	285,215	79,122	442,031	61,742
Loss before income taxes	(241,552)	(1,865,128)	(700,122)	(2,009,851)	(3,076,091)	(702,163)
Provision for income taxes	0	0	0	0
Net loss	$ (241,552)	$ (1,865,128)	$ (700,122)	$ (2,009,851)	$ (3,076,091)	$ (702,163)
Basic net loss per weighted average shares of common stock (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.00
Diluted net loss per weighted average shares of common stock (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.00
Basic weighted average number of shares of common stock (in Shares)	155,260,947	147,316,458	154,873,694	145,339,696	147,333,051	141,305,050
Diluted weighted average number of shares of common stock (in Shares)	155,260,947	147,316,458	154,873,694	145,339,696	147,333,051	141,305,050
Product Revenue [Member]
Revenue	$ 480,067	$ 110,210	$ 490,927	$ 214,350
License Revenue [Member]
Revenue	$ 178,571		$ 357,143